GENERAL (Details)		1 Months Ended			6 Months Ended		12 Months Ended
	Mar. 13, 2016 USD ($)	May 18, 2016 USD ($)	Jan. 31, 2016 USD ($)	Nov. 17, 2015 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2016 USD ($)	Dec. 31, 2013 USD ($)
Number of major customers					3	3
Cash paid for acquisition							$ 10,000,000
Cash paid for acquisition, net					$ 0	$ 2,896,000	8,800,000
Earn Out Agreement [Member]
Maximum contingent payments							$ 12,500,000
Three Customers [Member] | Sales Revenue, Net [Member]
Concentration risk, percentage					36.00%	39.00%
Prevision Ltd [Member]
Contingent annual payments for earn-out mechanism				$ 250,000
Cash paid for acquisition				$ 1,100,000
Alternatives, Inc [Member]
Cash paid for acquisition			$ 3,000,000
Alvarion Technologies Ltd [Member]
Contingent annual payments for earn-out mechanism		$ 1,000,000
Cash paid for acquisition		$ 1,000,000
Safend Ltd [Member]
Cash paid for acquisition	$ 1,500,000